Note 6 - Warrant Liabilities - Schedule of Warrant Liabilities (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
As of December 31, 2021	$ 8,335	$ 143,237
Warrants issued	0	37,037
Fair Value Adjustment of Warrants	(6,390)	(47,000)
Write-off of deferred costs		203
Settlements		(337)
Reclassification to equity		(124,805)
As of December 31, 2022	1,945	8,335
Liberty Warrants and Liberty Advisory Fee Warrant [Member]
As of December 31, 2021	6,191	0
Warrants issued	0	30,853
Fair Value Adjustment of Warrants	(5,009)	(24,662)
Write-off of deferred costs		0
Settlements		0
Reclassification to equity		0
As of December 31, 2022	1,182	6,191
Pipe Warrant [Member]
As of December 31, 2021	311	0
Warrants issued	0	1,312
Fair Value Adjustment of Warrants	(252)	(1,001)
Write-off of deferred costs		0
Settlements		0
Reclassification to equity		0
As of December 31, 2022	59	311
Columbia Warrant [Member]
As of December 31, 2021	0	143,237
Warrants issued		0
Fair Value Adjustment of Warrants		(18,635)
Write-off of deferred costs		203
Settlements		0
Reclassification to equity		(124,805)
As of December 31, 2022		0
The 8.63 Warrants [Member]
As of December 31, 2021	1,833	0
Warrants issued	0	4,872
Fair Value Adjustment of Warrants	(1,129)	(2,702)
Write-off of deferred costs		0
Settlements		(337)
Reclassification to equity		0
As of December 31, 2022	$ 704	$ 1,833